UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 1.1%
United Technologies Corp.	283,213	$31,779,331

		$31,779,331

Air Freight & Logistics — 2.3%
C.H. Robinson Worldwide, Inc.(1)	837,083	$64,698,145

		$64,698,145

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	1,133,730	$40,814,280

		$40,814,280

Banks — 11.7%
Great Western Bancorp, Inc.(1)	426,361	$18,081,970
JPMorgan Chase & Co.	1,447,941	127,187,137
KeyCorp(1)	2,545,159	45,252,927
U.S. Bancorp(1)	652,877	33,623,166
Wells Fargo & Co.	2,005,481	111,625,072

		$335,770,272

Capital Markets — 4.6%
Charles Schwab Corp. (The)(1)	399,597	$16,307,554
Credit Suisse Group AG	1,998,173	29,730,063
E*TRADE Financial Corp.(2)	674,378	23,529,048
Goldman Sachs Group, Inc. (The)	145,343	33,388,194
Lazard, Ltd., Class A	598,392	27,520,048

		$130,474,907

Chemicals — 0.4%
PPG Industries, Inc.(1)	102,269	$10,746,427

		$10,746,427

Containers & Packaging — 0.6%
International Paper Co.(1)	345,604	$17,549,771

		$17,549,771

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	1,029,113	$50,169,259

		$50,169,259

Electric Utilities — 4.1%
NextEra Energy, Inc.	539,641	$69,273,715
PG&E Corp.	738,054	48,977,264

		$118,250,979

Electrical Equipment — 1.2%
Hubbell, Inc.	281,630	$33,809,681

		$33,809,681

Security	Shares	Value
Energy Equipment & Services — 2.8%
Halliburton Co.	473,250	$23,288,633
Oceaneering International, Inc.(1)	727,749	19,707,443
Schlumberger, Ltd.	490,092	38,276,185

		$81,272,261

Equity Real Estate Investment Trusts (REITs) — 5.6%
Equity Residential	598,397	$37,232,261
Federal Realty Investment Trust	253,431	33,833,038
Public Storage	157,890	34,563,700
Simon Property Group, Inc.	324,953	55,901,665

		$161,530,664

Food Products — 3.0%
General Mills, Inc.	290,363	$17,134,321
Kellogg Co.(1)	267,209	19,402,045
McCormick & Co., Inc.	222,633	21,717,849
Mondelez International, Inc., Class A	645,444	27,805,728

		$86,059,943

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(1)(2)	584,090	$14,526,318
Zimmer Biomet Holdings, Inc.	430,060	52,514,627

		$67,040,945

Health Care Providers & Services — 1.1%
Aetna, Inc.	242,994	$30,993,885

		$30,993,885

Household Durables — 1.1%
Whirlpool Corp.	184,743	$31,652,018

		$31,652,018

Household Products — 2.3%
Colgate-Palmolive Co.	475,250	$34,783,548
Procter & Gamble Co. (The)	331,752	29,807,917

		$64,591,465

Industrial Conglomerates — 3.7%
General Electric Co.	3,504,133	$104,423,163

		$104,423,163

Insurance — 5.8%
Alleghany Corp.(2)	39,540	$24,303,656
American Financial Group, Inc.	311,525	29,725,716
Chubb, Ltd.	551,205	75,101,681
WR Berkley Corp.(1)	516,489	36,479,618

		$165,610,671

Internet Software & Services — 4.1%
Alphabet, Inc., Class C(2)	67,291	$55,821,922
eBay, Inc.(2)	1,800,325	60,436,910

		$116,258,832

IT Services — 1.3%
Visa, Inc., Class A(1)	431,107	$38,312,479

		$38,312,479

Security	Shares	Value
Leisure Products — 0.4%
Polaris Industries, Inc.(1)	133,890	$11,219,982

		$11,219,982

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	115,680	$17,768,448

		$17,768,448

Machinery — 1.4%
Caterpillar, Inc.(1)	437,351	$40,568,679

		$40,568,679

Multi-Utilities — 2.0%
Sempra Energy(1)	505,508	$55,858,634

		$55,858,634

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	331,510	$20,553,620
Chevron Corp.	683,523	73,389,864
ConocoPhillips	1,089,579	54,337,305
EOG Resources, Inc.	281,176	27,428,719
Exxon Mobil Corp.	201,420	16,518,454
Occidental Petroleum Corp.(1)	498,264	31,570,007
Phillips 66(1)	300,418	23,799,114
Pioneer Natural Resources Co.(1)	147,121	27,398,344

		$274,995,427

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A(1)	438,094	$37,145,990

		$37,145,990

Pharmaceuticals — 9.6%
Allergan PLC(1)	169,977	$40,610,905
Eli Lilly & Co.(1)	425,118	35,756,675
Johnson & Johnson	827,559	103,072,473
Pfizer, Inc.	1,894,848	64,822,750
Zoetis, Inc.(1)	573,307	30,597,395

		$274,860,198

Road & Rail — 1.9%
CSX Corp.	1,149,254	$53,497,774

		$53,497,774

Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.(1)	1,647,484	$59,424,748
NXP Semiconductors NV(2)	132,015	13,663,552

		$73,088,300

Specialty Retail — 1.5%
Home Depot, Inc. (The)(1)	292,637	$42,967,891

		$42,967,891

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	315,129	$45,271,432

		$45,271,432

Security	Shares	Value
Tobacco — 2.2%
Altria Group, Inc.	473,325	$33,804,872
Philip Morris International, Inc.(1)	252,867	28,548,684

		$62,353,556

Total Common Stocks (identified cost $2,368,907,709)		$2,771,405,689

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
iShares Russell 1000 Value ETF(1)	449,962	$51,718,632

Total Exchange-Traded Funds (identified cost $51,346,385)		$51,718,632

Short-Term Investments — 0.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	15,725,437	$15,728,582
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,724,952	9,724,952

Total Short-Term Investments (identified cost $25,453,534)		$25,453,534

Total Investments — 99.7% (identified cost $2,445,707,628)		$2,848,577,855

Other Assets, Less Liabilities — 0.3%		$8,609,699

Net Assets — 100.0%		$2,857,187,554

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2017. The aggregate market value of securities on loan at March 31, 2017 was $49,851,909 and the total market value of the collateral received by the Portfolio was $51,087,098, including cash collateral of $9,724,952 and non-cash U.S. Government securities collateral of $41,362,146.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $82,101.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,452,291,280

Gross unrealized appreciation	$411,317,371
Gross unrealized depreciation	(15,030,796)

Net unrealized appreciation	$396,286,575

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$126,654,171	$—		$—	$126,654,171
Consumer Staples	250,150,954	—		—	250,150,954
Energy	356,267,688	—		—	356,267,688
Financials	602,125,787	29,730,063		—	631,855,850
Health Care	390,663,476	—		—	390,663,476
Industrials	328,776,773	—		—	328,776,773
Information Technology	272,931,043	—		—	272,931,043
Materials	28,296,198	—		—	28,296,198
Real Estate	161,530,664	—		—	161,530,664
Telecommunication Services	50,169,259	—		—	50,169,259
Utilities	174,109,613	—		—	174,109,613
Total Common Stocks	$2,741,675,626	$29,730,063	*	$—	$2,771,405,689
Exchange-Traded Funds	$51,718,632	$—		$—	$51,718,632
Short-Term Investments	9,724,952	15,728,582		—	25,453,534
Total Investments	$2,803,119,210	$45,458,645		$—	$2,848,577,855

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017